Income Taxes - Summary of Income Tax Recognized Directly in Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax related to equity instruments and other
Equity instruments	€ 15	€ (8)	€ 17
Other	1	7	1
Total income tax recognized directly in retained earnings	€ 16	€ (1)	€ 18